Operating Lease Contract with Respect to Buildings (Detail) - Buildings $ in Thousands	Dec. 31, 2016 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Buildings at cost	$ 29,825
Less: accumulated depreciation	(17,163)
Buildings, net	$ 12,662